Pro forma explanation (Details) (USD $)	0 Months Ended		0 Months Ended		0 Months Ended				0 Months Ended
	Jul. 31, 2014	Oct. 31, 2013	Sep. 09, 2014 Preferred Class A [Member] Convertible Preferred Stock [Member] Subsequent Event [Member]	Sep. 09, 2014 New Warrant [Member] Subsequent Event [Member]	Sep. 09, 2014 Common Stock [Member] Subsequent Event [Member] Convertible Debentures Due November 2016 [Member]	Sep. 09, 2014 Common Stock [Member] Subsequent Event [Member]	Sep. 09, 2014 Subsequent Event [Member] Convertible Debentures Due November 2016 [Member]	Sep. 09, 2014 Subsequent Event [Member]	Jul. 31, 2014 Pro Forma [Member]
Pro forma explanation (Details) [Line Items]
Loans Receivable, Cancelled Amount (in Dollars)	$ 5,000,000
Global Depository Receipts, Number Cancelled (in Dollars)	1,495,845
Stock Repurchased and Retired During Period, Shares	20,000,000					15,978,943
Debt Conversion, Original Debt, Amount (in Dollars)							3,500,000
Debt Conversion, Converted Instrument, Shares Issued					18,498,943
Conversion of Stock, Shares Converted						15,978,943
Conversion of Stock, Shares Issued			3,500
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		1,400,000						9,249,472
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)		$ 0.178		$ 0.31				$ 0.3784
Stockholders' Equity, Period Increase (Decrease) (in Dollars)									$ 3,807,000